Fair Value of Financial Instruments - Carrying Amounts and Estimated Fair Values of Financial Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Commercial hedge loan adjustment to market change	$ 165	$ 351